Secured Term Loan Facilities and Revolving Credit Facilities	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
10. Secured Term Loan Facilities and Revolving Credit Facilities

The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2024 and 2023:

	December 31, 2023	December 31, 2024
	(in thousands)
Due within one year	$123,024	$252,333
Due between one year and two years	292,616	121,321
Due between two years and three years	107,216	81,644
Due between three years and four years	67,539	131,822
Due between four years and five years	93,931	98,933
Due in more than five years*	126,171	74,506
Total secured term loans facilities and revolving credit facilities	810,497	760,559
Less: current portion	123,024	252,333
Secured term loan facilities and revolving credit facilities, non-current portion*	$687,473	$508,226

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (See "Note 9. Variable Interest Entities to our consolidated financial statements")

Terminal Facility. In March 2019, Navigator Ethylene Terminals LLC, a wholly-owned subsidiary of the Company (the “Marine Terminal Borrower”), entered into a Credit Agreement (the “Terminal Facility”) with ING Capital LLC and SG Americas Securities, LLC for a maximum principal amount of $75.0 million for the payment of project costs relating to our Ethylene Export Terminal. The Terminal Facility has a final maturity of December 31, 2025. As of December 31, 2024, an amount of $10.9 million was outstanding.

Interest on amounts drawn is payable at a rate of Comp SOFR plus 326 basis points per annum over the term of the facility, for interest periods of three or six months. The Company has hedged SOFR at 80% of the outstanding loan amount (split 50/50) at 0.369% and 0.362% with ING and Société General respectively. The Marine Terminal Borrower may voluntarily prepay indebtedness at any time, without premium or penalty, in whole or in part upon prior written notice to the facility agent.

The Terminal Facility is subject to quarterly repayments of between $3.4 million and $3.8 million. The Marine Terminal Borrower must make mandatory prepayments of indebtedness upon specified amounts of excess cash flow, the receipt of performance liquidated damages pursuant to certain material contracts related to the Ethylene Export Terminal, the receipt of proceeds in connection with an event of loss (as defined in the Terminal Facility), the receipt of proceeds in connection with termination payments (as defined in the Terminal Facility), the receipt of proceeds in connection with certain dispositions by the Export Terminal Joint Venture, the incurrence of certain specified indebtedness, the inability to meet the conditions for paying a dividend for four or more consecutive quarters, dispositions of the Marine Terminal Borrower’s equity interests in the Export Terminal Joint Venture, the receipt of indemnity payments in excess of $500,000 and certain amounts of any loans outstanding upon the conversion date. The loans under the Terminal Facility are secured by first priority liens on the rights to the Marine Terminal Borrower’s distributions from the Export Terminal Joint Venture, the Marine Terminal Borrower’s assets and properties, and the equity interests of Navigator Terminal Invest Limited, one of the Company’s subsidiaries, in the Marine Terminal Borrower. Under the Terminal Facility, the Marine Terminal Borrower must maintain a minimum debt service coverage ratio (as defined in the Terminal Facility) for the prior four calendar fiscal quarters of no less than 1.10 to 1.00.

The Marine Terminal Borrower can only pay dividends if it satisfies certain customary conditions to paying a dividend, including maintaining a debt service coverage ratio for the immediately preceding four consecutive fiscal quarters and the projected immediately succeeding four consecutive fiscal quarters of not less than 1.20 to 1.00 and no default or event of default has occurred or is continuing. The Terminal Facility also limits the Marine Terminal Borrower from, among other things, incurring indebtedness or entering into mergers and divestitures. The Terminal Facility also contains general covenants that will require the Marine Terminal Borrower to vote its interest in the Export Terminal Joint Venture to cause the Export Terminal Joint Venture to maintain adequate insurance coverage, and maintain its property (but only to the extent the Marine Terminal Borrower has the power under the organizational documents of the Marine Terminal Joint Venture to cause such actions). As of December 31, 2024, the Company was in compliance with all covenants contained in this Terminal facility.
March 2019 Secured Term Loan Facility. On March 25, 2019, the Company entered into a secured term loan with Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $107.0 million (the “March 2019 Secured Term Loan Facility”), to partially re-finance our January 2015 secured term loan facility that was due to mature in June 2020. The facility had a term of six years from the date of the agreement, maturing in March 2025. It was fully repaid by December 31, 2024 following the final balloon payment of $54.4 million made in August 2024. Interest on amounts drawn was payable at a rate of Term SOFR plus 266 basis points per annum.
September 2020 Secured Revolving Credit Facility. On September 17, 2020, the Company entered into a secured revolving credit facility with Nordea Bank ABP, Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch, National Australia Bank, ABN AMRO Bank N.V. and BNP Paribas S.A. for a maximum principal amount of $210.0 million (the “September 2020 Secured Revolving Credit Facility”). The facility is due to mature in September 2025. As of December 31, 2024, an amount of $143.4 million was outstanding. The available facility amount shall be reduced semi-annually on June 30 and December 31 by an amount of $7.4 million followed by a final balloon payment on September 17, 2025, of $136.0 million. Interest on amounts drawn was payable at a rate of Comp SOFR plus 276 basis points per annum.

This loan facility is secured by first priority mortgages on each of Navigator Eclipse, Navigator Luga, Navigator Nova, Navigator Prominence, and Navigator Yauza as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2024, the Company was in compliance with all covenants contained in this revolving credit facility.
August 2021 Amendment and Restatement Agreement. In August 2021, as part of the Ultragas Transaction, the Company entered into an Amendment and Restatement Agreement with Danmarks Skibskredit A/S relating to a previously issued 2019 Senior Term Loan Facility, with four vessel owning entities as borrowers for a maximum principal amount of $66.95 million (the “August 2021 Amendment and Restatement Agreement”). The facility matures in June 2026 and is fully drawn down as of December 31, 2024, with an amount outstanding of $34.9 million which is repayable in half yearly installments of approximately $2.9 million followed by a payment of $26.2 million on the final repayment date of June 1, 2026. Under Amendment no.1 of the facility, dated June 2019, the overall rate of the facility on each tranche was fixed at interest rates between 3.77% and 3.780%.

The facility is secured by first priority mortgages on each of Happy Osprey, Happy Peregrine, Happy Pelican and Happy Penguin, as well as assignment of earnings and insurances on these secured vessels. The financial covenants each as defined within the Senior Term Loan Facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million and (ii) 5 per cent of the total indebtedness; and b) maintain a ratio of value adjusted total stockholders’ equity to value adjusted total assets of not less than 30%; and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2024, the Company was in compliance with all covenants contained in this credit facility.

In August 2021, as part of the Ultragas Transaction, the Company became guarantor for the following four Senior Secured Term Loan Facilities, previously entered into by Othello Shipping Company S.A. or certain of its wholly owned vessel owning entities.
October 2013 DB Credit Facility A. On October 25, 2013, Atlantic Gas Shipping Inc. and Balearic Gas Shipping Inc. entered into a Senior Secured Term Loan Facility with Deutsche Bank AG, Hong Kong Branch for a maximum principal amount of $57.7 million (the “DB Credit Facility A”), to finance two newbuild LPG carriers, Navigator Atlantic (formerly Atlantic Gas) and Navigator Balearic (formerly Balearic Gas). The facility has a term of twelve years from the date of the vessels’ deliveries, maturing in May 2027. It is fully drawn down as of December 31, 2023, with an amount outstanding of $10.8 million which is repayable for each vessel tranche in half yearly installments of $1.2 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of Comp SOFR plus 247 basis points per annum.

This loan facility is secured by first priority mortgages on each of Navigator Atlantic (formerly Atlantic Gas) and Navigator Balearic (formerly Balearic Gas) as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2024, the Company was in compliance with all covenants contained in this credit facility.
October 2013 Santander Credit Facility A. On October 30, 2013, Adriatic Gas Shipping Inc., Celtic Gas Shipping Inc. and Lalandia Shipping Company S.A entered into a Senior Secured Term Loan Facility with Banco Santander, S.A. and Korea Finance Corporation for a maximum principal amount of $81.0 million (the “Santander Credit Facility A”), to finance three newbuild LPG carriers, Adriatic Gas, Navigator Celtic (formerly Celtic Gas) and Happy Albatross. The facility has a term of twelve years from the date of the vessels’ deliveries, maturing in June 2027. It is fully drawn down as of December 31, 2023, with an amount outstanding of $16.9 million which is repayable for each vessel tranche in half yearly installments of between $1.0 million and $1.2 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of Comp SOFR plus 247 basis points per annum.

This loan facility is secured by first priority mortgages on each of Adriatic Gas, Navigator Celtic (formerly Celtic Gas) and Happy Albatross as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2024, the Company was in compliance with all covenants contained in this credit facility.
July 2015 DB Credit Facility B. On July 31, 2015, Bering Gas Shipping Inc and Pacific Gas Shipping Inc entered into a Senior Secured Term Loan Facility with Deutsche Bank AG, Hong Kong Branch for a maximum principal amount of $60.9 million (the “DB Credit Facility B”), to finance two newbuild LPG carriers, Bering Gas and Pacific Gas. The facility has a term of twelve years from the date of the vessels’ deliveries, maturing in January 2029. It is fully drawn down as of December 31, 2023, with an amount outstanding of $21.6 million which is repayable for each vessel tranche in half yearly installments of $1.3 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of Comp SOFR plus 247 basis points per annum.

This loan facility is secured by first priority mortgages on each of Bering Gas and Pacific Gas as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2024, the Company was in compliance with all covenants contained in this credit facility.
July 2015 Santander Credit Facility B. On July 31, 2015, Arctic Gas Shipping Inc and Falstria Shipping Company S.A entered into a Senior Secured Term Loan Facility with Banco Santander, S.A. for a maximum principal amount of $55.8 million (the “Santander Credit Facility B”), to finance two newbuild LPG carriers, Arctic Gas and Happy Avocet. The facility has a term of twelve years from the date of the vessels’ deliveries, maturing in January 2029. It is fully drawn down as of December 31, 2023, with an amount outstanding of $20.9 million which is repayable for each vessel tranche in half yearly installments of $1.1 million and $1.3 million for 12 years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of Comp SOFR plus 247 basis points per annum.

This loan facility is secured by first priority mortgages on each of Arctic gas and Happy Avocet as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2024, the Company was in compliance with all covenants contained in this credit facility.

December 2022 Secured Term Loan and Revolving Credit Facility. On December 7, 2022, the Company entered into a secured revolving credit facility with Credit Agricole Corporate and Investment Bank and Deutsche Bank AG for a maximum principal amount of $111.8 million (the “December 2022 Secured Revolving Credit Facility”). The facility is due to mature in September 2028. As of December 31, 2024, an amount of $83.6 million was outstanding. The available facility amount shall be reduced quarterly by an amount of $3.1 million followed by a final balloon payment on September 30, 2028, of $39.7 million. Interest on amounts drawn was payable at a rate of SOFR plus 209 basis points.

This loan facility is secured by first priority mortgages on each of Navigator Umbrio, Navigator Centuari, Navigator Ceres, Navigator Ceto and Navigator Copernico as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness, as applicable; and b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. As of December 31, 2024, the Company was in compliance with all covenants contained in this revolving credit facility.
December 2022 Greater Bay JV Term Loan Facility. On December 15, 2022, the Company entered into a secured term loan facility with ING Bank, London Branch, Skandinaviska Enskilda Banken AB (Publ), CTBC Bank and Shinsei Bank Limited for a maximum principal amount of $151.3 million (the “Greater Bay JV Term Loan Facility”) to provide financing for the intended acquisition of five ethylene carriers. As of December 31, 2023, the full facility amount of $151.3 million has been drawn down. As of December 31, 2024, an amount of 130.8 million was outstanding.The term loan outstanding amount shall be reduced quarterly by an amount of approximately $2.7 million followed by a final payment on the sixth anniversary of each vessel’s tranche of between $15.5 million and $18.8 million per tranche. Interest on amounts drawn is payable at a rate of SOFR plus 220 basis points.

This loan facility is secured by first priority mortgages on each of the five ethylene vessels: Navigator Luna, Navigator Solar, Navigator Vega, Navigator Castor and Navigator Equator as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the term loan facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of total indebtedness, as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30% and c) the joint venture entities (as defined) maintain at all times, from the date falling 12 months after the first drawdown, cash and cash equivalents equal to or greater than $3.0 million. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2024, the Company was in compliance with all covenants contained in this revolving credit facility.
March 2023 Senior Secured Term Loan. On March 20, 2023, the Company entered into a senior secured term loan with Nordea Bank ABP, ABN AMRO Bank N.V., Skandinaviska Enskilda Banken AB (Publ), and BNP Paribas S.A. to refinance the June 2017 Secured Term Loan and Revolving Credit Facility and the October 2016 Secured Term Loan and Revolving Credit Facility that were due to mature in June and October 2023, respectively. The facility has a term of six years, maturing in March 2029 and is for a maximum principal amount of $200.0 million. The available facility amount shall be reduced quarterly by an amount of $8.3 million followed by a final balloon payment in March 2029 of $25.0 million. As of December 31, 2024, the Facility was fully drawn with an amount outstanding of $141.8 million. Interest on amounts drawn is payable at a rate of Comp SOFR plus 210 basis points.

This loan facility is secured by first priority mortgages on each of the: Navigator Leo, Navigator Libra, Navigator Jorf, Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Scorpio and Navigator Virgo as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the term loan facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million, or (ii) 5% of total indebtedness, as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30%. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. As of December 31, 2024, the Company was in compliance with all covenants contained in this revolving credit facility.

August 2024 Senior Secured Term Loan and Revolving Credit Facility. On August 9, 2024, the Company entered into a Senior Secured Term Loan and Revolving Credit Facility (the “August 2024 Facility”) with Crédit Agricole Corporate and Investment Bank, ING Bank N.V., and Skandinaviska Enskilda Banken AB (Publ), to refinance its March 2019 secured term loan that was due to mature in March 2025, to fund the repurchase of Navigator Aurora pursuant to the Company’s existing October 2019 sale and leaseback arrangement related to that vessel which, based on a termination notice we issued to the lessor in May 2024, terminated on October 29, 2024, and for general corporate and working capital purposes. The August 2024 Facility has a term of six years maturing in August 2030, is for a maximum principal amount of $147.6 million with an amount outstanding of $145.0 million and decreases quarterly followed by a final balloon payment in August 2030 of $67.5 million, and bears interest at a rate of Term SOFR plus 190 basis points, which margin includes a 5-basis point sustainability-linked element.
Navigator Aurora Facility. In October 2019, the SPV, OCY Aurora Ltd, which then owned the Navigator Aurora, entered into secured financing agreements for $69.1 million consisting of a loan facility, the “Navigator Aurora Facility”, which was denominated in USD. The Navigator Aurora Facility was a seven year unsecured loan provided by OCY Malta Limited, the parent of OCY Aurora Ltd. The Navigator Aurora Facility attracted interest at Term SOFR plus 201 basis points and was repayable with a balloon payment on maturity. The Navigator Aurora Facility was fully repaid on October 29, 2024. (December 31, 2023: $48.1 million).

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2024, and 2023:

	December 31, 2023	December 31, 2024
	(in thousands)
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$123,024	$252,333
Less: current portion of deferred financing costs	(2,697)	(2,246)
Current portion of secured term loan facilities, net of deferred financing costs	120,327	250,087
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	646,131	508,226
Amount due to related parties*	41,342	—
Less: non-current portion of deferred financing costs	(4,156)	(3,231)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	$683,317	$504,995

*
Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. The amount for 2024 is $nil as the sale and leaseback for Navigator Aurora was terminated during the year.